Cover	Feb. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2023
Entity File Number	001-35798
Entity Registrant Name	Humanigen, Inc.
Entity Central Index Key	0001293310
Entity Tax Identification Number	77-0557236
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	830 Morris Turnpike
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Short Hills
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	(973)
Local Phone Number	200-3010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false